General information about financial statements	12 Months Ended
Dec. 31, 2024
Company´s Operations [Abstract]
Disclosure of Company Operations
1 COMPANY’S OPERATIONS
Suzano S.A. (“Suzano”) and its subsidiaries (collectively the “Company”) is a public company with its headquarters in Brazil, at Avenida Professor Magalhães Neto, No. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and its main business office in the city of São Paulo.
Suzano’s shares are traded on B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed in the New Market under the ticker SUZB3, and its American Depositary Receipts (“ADRs”) in a ratio of 1 (one) per common share, Level II, are traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.
The Company has 16 industrial units, 14 located in Brazil in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo State), Belém (Pará State), Eunápolis and Mucuri (Bahia State), Maracanaú (Ceará State), Imperatriz (Maranhão State), Jacareí, Limeira, Mogi das Cruzes and two units in Suzano (São Paulo State) and Três Lagoas and Ribas do Rio Pardo (Mato Grosso do Sul State) and two units in United States located in the cities of Pine Bluff (Arkansas) and Waynesville (North Carolina). Additionally, it has seven technology centers, four located in Brazil, one in Canada, one in China and one in Israel, 28 distribution centers and four ports, all located in Brazil.
These units produce hardwood pulp from eucalyptus, coated paper, paperboard, uncoated paper and cut size paper and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.
Pulp and paper are sold in foreign markets by Suzano, as well as through its wholly-owned subsidiaries and/or its sales offices in Argentina, Austria, China, Ecuador, United States of America and Singapore.
The Company's operations also include the commercial management of eucalyptus forest for its own use, operation of port terminals, and holding of interests, as a partner or shareholder, in other companies or enterprises, and commercialization of electricity generated from its pulp production process.
The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 49.25% of the common shares of its share capital.
These financial statements were authorized by the Board of Directors on February 12, 2025.
1.1 Equity interests
The Company holds equity interests in the following entities:

			% equity interest
Entity/Type of investment	Main activity	Country	12/31/2024	12/31/2023
Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Fibria Overseas Finance Ltd. (Direct) (1)	Financial fundraising	Cayman Island		100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect)	Biotechnology research and development	Israel	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	100.00%	100.00%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct)	Commercialization of paper and computer materials	Argentina	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct)	Business office	Ecuador	100.00%	100.00%
Suzano Finland Oy (Direct)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	100.00%	100.00%
Suzano International Finance B.V (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano International Holding B.V. (Direct)	Holding	Netherlands	100.00%	100.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Packaging LLC (Indirect) (3)	Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock	United States of America	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	100.00%	100.00%
Suzano Netherlands B.V. (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	100.00%	100.00%
Suzano Shanghai Ltd. (Direct)	Business office	China	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct)	Financial fundraising	China	100.00%	100.00%
Suzano Singapura Pte. Ltd (Direct)	Business office	Singapore	100.00%	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	100.00%	100.00%

Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	50.00%	50.00%

			% equity interest
Entity/Type of investment	Main activity	Country	12/31/2024	12/31/2023

Equity
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct)	Restoration, conservation and preservation of forests	Brazil	16.66%	16.66%
Ensyn Corporation (Direct) (7)	Biofuel research and development	United States of America	24.80%	25.53%
F&E Technologies LLC (Direct/Indirect)	Biofuel production, except alcohol	United States of America	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	49.90%	49.90%
Simplifyber, Inc (Indirect) (6)	Production of consumer goods through the transformation of cellulose-based liquids	United States of America	13.91%
Spinnova Plc (Direct) (“Spinnova”)	Research of sustainable raw materials for the textile industry	Finland	18.77%	18.78%
Woodspin Oy (Direct/Indirect) (“Woodspin”)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	50.00%	50.00%

Fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A. (Indirect) (4)	Software solutions based on artificial intelligence and computer vision for agribusiness	Brazil	5.82%
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect) (5)	Production of wood-based cellulose fibers	Austria	15.00%
Nfinite Nanotechnology Inc. (Indirect) (2)	Research and development of smart nanocoatings	Canada	5.00%
(1)On March 27, 2024, the entity was liquidated.
(2)On March 8, 2024, Suzano Ventures LLC acquired an equity interest in the legal entity Nfinite Nanotechnology Inc., which is an associate of Suzano S.A.
(3)On July 9, 2024, establishment of legal entity with is a subsidiary of Suzano S.A
(4)On July 19, 2024, Suzano Ventures LLC acquired an equity interest in the legal entity Bem Agro Integração e Desenvolvimento S.A., which is an associate of Suzano S.A.
(5)On August 30, 2024, Suzano International Trade GmbH acquired an equity interest in the legal entity Lenzing Aktiengesellschaft (note 1.2.5), which is an associate of Suzano S.A.
(6)On December 13, 2024, Suzano Ventures LLC acquired an equity interest in the legal entity Simplifyber, Inc., which is an associate of Suzano S.A.
(7)On July 30, August 30 and December 31, 2024, there was a change in the percentage of participation due to the dilution of shares.

1.2 Major events in the year
1.2.1 Effects of the war between Russia and Ukraine, and Middle East conflict
The Company has continuously monitored the impacts of the current war between Russia and Ukraine, and the Middle East conflict, both direct and indirect, on society, the economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for the business.
The Company's assessment has covered five main areas:
(i)Personnel: Suzano has local employees and facilities in the city of Rehovot in Israel, through its subsidiary, FuturaGene Israel Ltd. The Company continuously monitors the situation.

In the context of the conflict between Russia and Ukraine, Suzano does not have employees or facilities of any kind in locations related to the conflict.
(ii)Supply Chain: the Company did not identify any short-term or long-term risk of possible interruptions or shortages of materials for its industrial and forestry activities. So far, the only effects observed have been greater volatility in commodities and energy prices.
(iii)Logistics: internationally, there was no relevant change in the Company’s logistical operations, with all the routes used remaining substantially unchanged and the moorings in the planned locations being maintained. At the domestic level, no changes in logistical flows were identified.
(iv)Commercial: to date, the Company has continued with its transactions as planned, maintaining service to its customers in all its sectors of activity. Sales to a few customers located in Russia were suspended, without any significant financial impact.
(v)Continuity of operations: The conflict in Israel may result in disruptions to biotechnology research and development operations at FuturaGene Israel Ltd.
As a result of the current scenario, the Company has taken steps to expand its monitoring of the situation, together with its main stakeholders, in order to ensure any updates and information flows required for its global decision-making are available in a timely manner.
1.2.2 Cerrado Project
On July 21, 2024, the Cerrado Project started its operation. The plant has a nominal capacity of 2,550,000 tons of eucalyptus pulp production per year. The total investment is R$22,200,000, with substantial payments during the years of 2021 to 2025.
1.2.3 Cancellation of shares and new share buyback program
On January 26, 2024, the Board of Directors approved the cancellation of 20,000,000 common shares, with an average cost of R$42.69 per share, in the amount of R$853,725, which were held in treasury, without changing the share capital and against the balances of retained earnings reserves available.
Additionally, on August 9, 2024, the Board of Directors approved the cancellation of an additional 40,000,000 common shares, with an average cost of R$51.25 per share, valued at R$2,050,062, which were held in treasury, without changing the share capital and against the balances of available profit reserves.
After the cancellation of the shares and the events listed in the note 1.2.4, the share capital of R$19,269,281 is divided into 1,264,117,615 common shares, all nominative, book-entry and with no par value.
On the same date, the Company approved a new share buyback program, in which it may acquire up to a maximum of 40,000,000 common shares of its own issue with a maximum period of 18 months, which will end on February 9, 2026.
1.2.4 Share capital increase
On April 25, 2024, the Board of Directors approved the increase in the Company's share capital, in the amount of R$10,000,000, without the issuance of new shares, pursuant to article 169, paragraph 1, of the Brazilian Corporation Law, to be paid in through the capitalization of the balance of the Capital Increase Reserve, pursuant to Article 199 of the Brazilian Corporation Law.
1.2.5 Acquisition of equity interest in a specialty fibers business
On August 30, 2024, the Company acquired from B & C Alpha Zweite Holding GmbH & Co KG (“B&C”) 5,792,727 shares which represents 15% of the issued share capital of Lenzing Aktiengesellschaft (“Lenzing”), the “Lenzing Transaction”. The Lenzing Transaction was completed after all precedent conditions were fulfilled. The fair value of the cash consideration transferred was EUR 229,971 (equivalent to R$1,436,814), at a price of EUR 39.70 per share.
The main terms and conditions of the Lenzing Transaction are:
(i) the right of Suzano to hold two out of ten seats on Lenzing’s Supervisory Board; and
(ii) Suzano has a right to alter the controlling position by acquiring an additional 15% of the shares held by B&C as part of a mandatory takeover offer to be made by Suzano for all shares of Lenzing under Austrian Takeover Law at a price to be set in accordance with the requirements of the Austrian Takeover Law. Such right can be exercised by Suzano as from the day after the first anniversary of closing until the end of 2028;
Management assessed the Lenzing Transaction in accordance with CPC 18 (R3)/ IAS 28 and even though Suzano has two seats on Lenzing’s Supervisory Board, it was concluded that Suzano does not have significant influence over Lenzing since it has no power to participate in decision making, policy making and decisions about dividends or other distributions. Therefore, the investment was recorded at fair value through other comprehensive income (FVOCI), in accordance with CPC 48/IFRS 9 Financial Instruments.
1.2.6 Share purchase agreement - Timber
On July 31, 2024, the Company concluded the transaction to purchase 100% of the share capital of the Timber VII SPE S.A. and Timber XX SPE S.A. (the "Timber Transaction"), after completion of all precedent conditions . The fair value of consideration transferred in cash was R$2,143,821.
Considering the characteristics of the assets (substantially land and biological assets), the Company elected to apply the optional concentration test to identify a concentration of fair value under paragraph B7A of IFRS 3 and therefore the Timber Transaction was accounted for as an asset acquisition.
The impact of this acquisition is reflected in the line-item asset acquisition, net of cash, in the consolidated statement of cash flow. The cash of these companies was R$19,113.
On September 30, 2024, these companies were merged to the Company. The merger did not result in a capital increase, given that the Company already held, directly or indirectly, 100% of the share capital of these companies.
1.2.7 Acquisition of Pactiv Evergreen Inc. assets
On October 1, 2024, the Company, through its indirect subsidiary Suzano Packaging LLC, acquired the inventories and property, plant and e equipment comprising the integrated coated and uncoated paperboard manufacturing plants, used for the production of Liquid Packaging Board and Cupstock, located in the cities of Pine Bluff – Arkansas and Waynesville – North Carolina, both in the United States of America, previously owned by Pactiv Evergreen Inc. ("Pactiv Transaction"). The "Pactiv Transaction" was finalized after the fulfillment of all precedent conditions.
The fair value of the consideration transferred in cash was US$82.932 (equivalent to R$452,153), based on the composition of the assets received.
Considering the characteristics of the assets (substantially inventory), the Company elected to apply the optional concentration test to identify a concentration of fair value under paragraph B7A of IFRS 3 and therefore the Pactiv Transaction was accounted for as an asset acquisition.
The accounting effects of the transaction were reflected under the inventories line in the consolidated balance sheet.
1.2.8 Interest on own capital
On December 4, 2024, the Board of Directors approved the distribution of interest on equity by the Company, in the total gross amount of R$2,500,000, at the rate of BRL 2,017362506 per share, considering the number of “ex-treasury” shares on this date, as remuneration based on the profit shown in the Company's quarterly balance sheet dated September 30, 2024.
Interest on equity is subject to 15% withholding tax, except for shareholders who are demonstrably immune or exempt, in accordance with current legislation. This tax, amounting to R$306,327, was withheld and paid in December 2024.
1.2.9 Tax reform consumption
On December 20, 2023, Constitutional Amendment (“EC”) No. 132 was enacted, establishing the Tax Reform (“Reform”) on consumption. The Reform model is based on a split VAT (“dual VAT”) with two jurisdictions: a federal one (Contribution on Goods and Services - CBS), which will replace PIS and COFINS, and a subnational one (Tax on Goods and Services - IBS), which will replace ICMS and ISS.
A Selective Tax (“IS”) was also created – under federal jurisdiction, which will apply to the production, extraction, commercialization, or importation of goods and services harmful to health and the environment, as defined by a supplementary law.
In January 2025, Supplementary Law Bill (“PLP”) 68/24 was sanctioned and converted into Supplementary Law 214/25, which regulated part of the Tax Reform.
Although the regulation and establishment of the IBS Management Committee were initially addressed in PLP No. 108/2024, the second regulatory bill of the Reform, which is yet to be reviewed by the Federal Senate, part of the provisions has already been incorporated into PLP No. 68/2024, approved as mentioned above. Among other provisions, it determined the establishment of the Committee by December 31, 2025, which will be responsible for administering the said tax.
There will be a transition period between the years 2026 and 2032, in which the two tax systems – old and new – will coexist. The impacts of the Reform on the calculation of the aforementioned taxes, starting from the beginning of the transition period, will only be fully understood once the pending issues are regulated by supplementary law. Consequently, there is no effect of the Reform on the financial statements as of December 31, 2024.